RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefit Net Amounts Recognized in Balance Sheet (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
Net amount recognised in the balance sheet
At 1 January	£ 1,578	£ 550
Net defined benefit pension charge	(234)	(244)
Actuarial gains (losses) on defined benefit obligation	1,267	(5,443)
Return on plan assets	449	5,565
Employer contributions	1,344	1,149
Exchange and other adjustments	0	1
At 31 December	4,404	1,578
The Bank
Net amount recognised in the balance sheet
At 1 January	727	347
Net defined benefit pension charge	(113)	(119)
Actuarial gains (losses) on defined benefit obligation	553	(3,365)
Return on plan assets	397	3,217
Employer contributions	821	647
Exchange and other adjustments	(1)	0
At 31 December	£ 2,384	£ 727